Loans and advances to customers - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets	$ 1,743,889	$ 1,616,873
Loans and advances - Customers
Financial instruments
Financial assets	817,869	751,053
Collateral provided	6,530	6,261
Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	839,521	772,088
Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets	(21,652)	(21,035)	$ (25,551)	$ (21,970)
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	19,207	10,000
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	946	4,056
Financial assets at fair value through other comprehensive income category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	946	4,063
Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Financial assets	797,716	736,997
Financial assets at amortized cost category | Gross carrying amount | Loans and advances - Customers
Financial instruments
Financial assets	$ 819,368	758,025	712,983
Financial assets at amortized cost category | Impairment losses | Loans and advances - Customers
Financial instruments
Financial assets		$ (21,028)	$ (25,551)